Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Diluted net income (loss) per share	$ (0.58)	$ (0.54)	$ (0.12)
Weighted average number of ordinary shares-diluted	11,655,642	11,010,240	9,160,447